Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Fair Value	$ 5,119.6	$ 4,532.3
Debt, Long-term and Short-term, Combined Amount	4,407.1	4,404.9
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	499.4	499.1
Fair Value	515.6	506.5
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Carrying Value	496.9	496.5
Fair Value	501.5	455.5
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	296.6	296.4
Fair Value	392.5	368.5
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	545.0	544.5
Fair Value	614.3	562.4
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	395.7	395.5
Fair Value	552.6	496.6
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Carrying Value	346.7	346.6
Fair Value	417.0	350.2
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Carrying Value	395.4	395.3
Fair Value	434.2	366.7
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Carrying Value	841.6	841.4
Fair Value	986.1	831.9
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Carrying Value	589.8	589.6
Fair Value	$ 705.8	$ 594.0